INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of intangible assets changes

?

?	?	?	?	?
?		Year Ended December 31,
?		2022		2021
?		U.S. dollars in thousands
?	?		?
R&D assets:	?	?	?	?
Cost:	?	?	?	?
Balance at beginning of year	?	5,757	?	5,757
Balance at end of year	?	5,757	?	5,757
Accumulated amortization:	?	?	?	?
Balance at beginning of year	?	(116)	?	(50)
Amortization charges	?	(32)	?	(66)
Balance at end of year	?	(148)	?	(116)
?	?	5,609	?	5,641
Commercialization assets:	?	?	?	?
Cost:	?	?	?	?
Balance at beginning of year	?	89,373	?	89,373
Balance at end of year	?	89,373	?	89,373
Accumulated impairments and amortization:	?	?	?	?
Balance at beginning of year	?	(23,370)	?	(7,201)
Amortization and impairment charges see (b) below	?	(5,986)	?	(16,169)
Balance at end of year	?	(29,356)	?	(23,370)
?	?	60,017	?	66,003
?	?	65,626	?	71,644